Prepayments and Other Assets, Net	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Assets, Net

8. Prepayments and Other Assets, Net

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Other assets	$194,000	$116,933
Prepaid expenses	229,358	74,298
GST receivable	24,923	128,031
Less: allowance for credit losses	(1,725)	(1,725)
Total prepayments and other assets, net	446,556	317,537
Less: amounts classified as non-current assets	-	(1,486)
Amounts classified as current assets	$446,556	$316,051

Uni-Fuels Holdings Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2026 and 2025

8. Prepayments and Other Assets, Net (continued)

The movement of allowances for credit losses is as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2026 and 2025	$1,725	$1,725
Allowance for credit losses	-	-
Ending balance at June 30, 2026 and 2025	$1,725	$1,725